CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €)	1 Months Ended
	Sep. 30, 2010	Dec. 31, 2009	Jul. 31, 2009	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2010	Sep. 10, 2010	May 21, 2009
Common stock - Number of shares				956,090,482		956,090,482
Common stock - Par value per share				€ 5.00		€ 5.00	€ 5
Preferred stock - Par value per share					€ 5			€ 5
Treasury stock - Number of shares				62,972		743,689
Issuance of common stock - Number of shares	121,408,315	19,693	110,367,615
Issuance of common stock from convertion of convertible bonds	227,640,590
Par value of ordinary shares distributed to staff as bonus			€ 5	€ 5.00		€ 5.00	€ 5
Share options exercised - Par value per share option exercised			€ 5	€ 5.00		€ 5.00	€ 5
Issuance of preferred stock - Par value per share					€ 5			€ 5
Common stock - Number of shares				956,090,482		956,090,482
Common stock - Par value per share			€ 5	€ 5.00		€ 5.00	€ 5
Preferred stock - Par value per share					€ 5			€ 5
Treasury stock - Number of shares				62,972		743,689
Preferred Stock [Member]
Preferred stock - Number of shares				25,000,000
Preferred stock - Par value per share				€ 0.30
Issuance of preferred stock - Par value per share				€ 0.30
Preferred stock - Number of shares				25,000,000
Preferred stock - Par value per share				€ 0.30
Greek State Preferred Stock [Member]
Preferred stock - Number of shares				270,000,000
Preferred stock - Par value per share				€ 5.00
Issuance of preferred stock - Par value per share				€ 5.00
Preferred stock - Number of shares				270,000,000
Preferred stock - Par value per share				€ 5.00